Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	F-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form F-1
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Trading Symbol	SPCBF
Entity Filer Category	Non-accelerated Filer